Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2045 Fund	May 30, 2024
Fidelity Advisor Freedom 2045 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.15%
Past 5 years	9.35%
Past 10 years	6.93%
Fidelity Advisor Freedom 2045 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.87%
Past 5 years	7.55%
Past 10 years	5.20%
Fidelity Advisor Freedom 2045 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.52%
Past 5 years	7.11%
Past 10 years	5.14%
Fidelity Advisor Freedom 2045 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.02%
Past 5 years	9.82%
Past 10 years	6.93%
Fidelity Advisor Freedom 2045 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.40%
Past 5 years	9.57%
Past 10 years	6.92%
Fidelity Advisor Freedom 2045 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.24%
Past 5 years	10.91%
Past 10 years	7.84%
Fidelity Advisor Freedom 2045 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.42%
Past 5 years	11.05%
Since Inception	7.82%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0390
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Past 10 years	8.19%

[1]	A From October 2, 2018 .